Shareholders' Equity - Summary of Outstanding (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands		1 Months Ended				7 Months Ended		12 Months Ended
		May 31, 2023	Jul. 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Aug. 07, 2023		Dec. 31, 2022
Disclosure of classes of share capital [line items]
Beginning of the period						R$ 8,785		R$ 0
Repurchased		R$ 4,498	R$ 8,328	R$ 893	R$ 436	4,498	[1]	9,657
Transferred from vesting of restricted shares						(351)		(872)
Cancellation	[2]					(12,932)
Ending of the period						R$ 0		R$ 8,785
Treasury shares [member]
Disclosure of classes of share capital [line items]
Beginning of number of shares						1,664,688		0
Repurchased		1,170,603	1,607,940	110,100	54,900	1,170,603	[1]	1,772,940
Transferred from vesting of restricted shares						(64,391)		(108,252)
Cancellation of number of shares	[2]					(2,770,900)
Ending of number of shares						0		1,664,688
Beginning of average price						R$ 5.277		R$ 0
Repurchased of average price						3.842	[1]	5.447
Transferred from vesting of restricted shares of average price						(5.451)		(8.059)
Cancellation of average price	[2]					(4.667)
Ending of average price						R$ 0		R$ 5.277

[1]	The difference between the average price and the negotiation price between May 7 and 8 relates to an event of dissent (“dissidência”) where a shareholder has a right to withdraw from a company when they do not agree with deliberations held at meetings in which matters are approved, resulting in the right to withdraw, as provided for in current legislation. As part of the Merger of Shares (Note 1 a.), there was a shareholder who withdrew and the Company repurchased at equity cost (not at market value).
[2]	On August 7, 2023, due to the merger of Company’s shares by EFX Brasil (Note 1 a.), there was a cancellation of 2,770,900 ordinary shares issued by the Company held in treasury.